Reinsurance (Details 3) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum item	Dec. 31, 2012 The Hartford	Dec. 31, 2011 The Hartford	Dec. 31, 2012 John Hancock	Dec. 31, 2011 John Hancock
Reinsurance Recoverables
Reinsurance recoverables	$ 166,780	$ 158,049		$ 3,604	$ 3,481	$ 155,175	$ 143,077
Number of reinsurer insolvency for making company responsible for administering reinsurance business			1